Long-Term Debt	6 Months Ended
Jun. 30, 2018
Long-Term Debt [Abstract]
Long-Term Debt

6. Long-Term Debt

As of June 30, 2018 and December 31, 2017 the Partnership’s long-term debt consisted of the following:

	Bank loans	As of June 30, 2018	As of December 31, 2017	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	419,201	460,000	3.25%
(ii)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”, the “Amor Tranche”)	15,750	15,750	2.50%
(iii)	Assumed in January 2018 maturing in January 2024 (the “Aristaios credit facility ”)	28,333	-	2.85%
(iv)	Assumed in May 2018 maturing in June 2023 (the “2015 credit facility ” the “Anikitos Tranche”)	15,625	-	2.50%
	Total long-term debt	$478,909	$475,750
	Less: Deferred loan issuance costs	5,678	6,635
	Less: Loan associated with vessel held for sale	-	14,781
	Total long-term debt, net	$473,231	$454,334
	Less: Current portion of long-term debt	54,535	52,057
	Add: Current portion of deferred loan issuance costs	1,433	1,543
	Long-term debt, net	$420,129	$403,820

Details of the Partnership’s credit facilities are discussed in Note 7 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2017.

On May 4, 2018, upon the completion of the acquisition of the shares of the company owning the M/T Anikitos (Note 4), the Partnership assumed CMTC’s guarantee with respect to the outstanding balance of $15,625 under the term loan that was entered into on November 19, 2015 with ING Bank N.V. The term loan is required to be repaid in thirteen consecutive equal quarterly installments of $355, beginning in May 2020, plus a balloon payment of $11,010 payable together with the final quarterly instalment in June 2023. The term loan bears interest at LIBOR plus a margin of 2.50%.

On January 17, 2018, upon the completion of the acquisition of the shares of the company owning the M/T Aristaios (Note 4), the Partnership assumed CMTC’s guarantee with respect to the outstanding balance of $28,333 under the term loan that was entered into on January 2, 2017 with Credit Agricole Corporate and Investment Bank and ING Bank NV. The term loan is required to be repaid in twelve consecutive equal semi-annual installments of $917, beginning in July 2018, plus a balloon payment of $17,333 payable together with the final semi-annual installment due in January 2024. The term loan bears interest at LIBOR plus a margin of 2.85%.

During the six-month period ended June 30, 2018 the Partnership repaid the amount of $26,416 in line with the amortization schedule of its 2017 credit facility and prepaid the amount of $14,383 in connection with the sale of the M/T Aristotelis under the same facility.

As of June 30, 2018 and December 31, 2017 the Partnership was in compliance with all financial debt covenants.

For the six-month periods ended June 30, 2018 and 2017 interest expense amounted to $12,518 and $12,481, respectively and the weighted average interest rate of the Partnership’s loan facilities was 5.16% and 4.14% respectively.